Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Profit or loss [abstract]
Sales	$ 767,790	$ 35,487	$ 20,427
Cost of sales	771,545	568,712	1,380,872
Gross profit (loss)	(3,755)	(533,225)	(1,360,445)
Operating expenses
Accretion expense	10,067	51,520	158,736
Amortization	86,115	75,397	75,397
Consulting fees	838,699	899,619	597,309
Depreciation	32,476	27,836	1,175
Foreign exchange loss	53,728	31,674	12,941
Insurance	66,517	60,178	43,987
Interest expense	23,600	116,842	134,515
Investor relations, filing, and compliance fees	167,441	209,335	201,932
Management and directors salaries and fees	717,579	470,936	421,071
Marketing	696,777	1,587,526	877,165
Other general and administrative expenses	144,160	58,602	37,438
Professional fees	992,322	513,529	669,769
Research and development	308,305	326,930
Share-based compensation	1,674,322	1,447,476	891,099
Salaries and benefits	291,908		869
Travel	26,139	22,783	22,647
Total operating expenses	6,130,155	5,900,183	4,146,050
Loss before other income (expenses)	(6,133,910)	(6,433,408)	(5,506,495)
Other income (expenses)
Interest income	42,468	50,537	51,832
Royalty income	9,241
Share of profit of equity investment			147,049
Write-off of licenses	(492,751)	(250,581)	(542,290)
Project investigation			(143,718)
Impairment of intangible assets	(4,214,445)
Gain (loss) on derivative liability	210,436	918,102	(338,719)
Gain (loss) on settlement of debt	38,258	30,473	(74,168)
Loss on disposal of equipment	(45,466)
Loss on disposal of investment	(3,438,560)
Unrealized gains on equity instruments	1,139,133	1,798,739	721,384
Allowance for credit loss	(101,085)	(142,159)	(109,437)
Write-off of accounts payable	199,545
Total other income (expenses)	(6,653,226)	2,405,111	(288,067)
Loss before income taxes	(12,787,136)	(4,028,297)	(5,794,562)
Deferred income tax recovery	(12,971)		(122,201)
Income tax expense	5,206
Loss attributable to Liquid Media Group from continuing operations	(12,779,371)	(4,028,297)	(5,672,361)
Loss from discontinued operations		(2,081,088)	(67,447)
Loss for the year	(12,779,371)	(6,109,385)	(5,739,808)
Loss attributable to:
Shareholders of the Company	(12,779,371)	(4,698,146)	(5,706,759)
Non-controlling interest from discontinued operations		(1,411,239)	(33,049)
Loss for the year	$ (12,779,371)	$ (6,109,385)	$ (5,739,808)